Condensed Interim Statements of Comprehensive (Loss) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Interim Statements of Comprehensive (Loss)
Net (loss)	$ (822,799)	$ (404,996)
Revaluation of marketable securities	(4,752)	(56,942)
Total other comprehensive (loss)	(4,752)	(56,942)
Comprehensive (loss)	$ (827,551)	$ (461,938)